Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2017
Finance Receivables on Nonaccrual Status

As of March 31, 2016 and 2017, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2016	2017
Retail	8,107	7,064
Finance leases	682	2,297
Wholesale	16,122	15,018
Real estate	16,801	12,632
Working capital	822	561

	42,534	37,572

Finance Receivables 90 Days or More Past Due and Accruing

As of March 31, 2016 and 2017, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2016	2017
Retail	23,419	26,616
Finance leases	3,984	3,526

	27,403	30,142